Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2021 and 2021 are as follows (in thousands):

	2022	2021
Land and land improvements	$292	$292
Buildings	1,619	1,568
Leasehold improvements	649	584
Furniture, fixtures and equipment	2,892	2,417
	5,452	4,861
Accumulated depreciation	(2,677)	(2,208)
Premises and equipment, net	$2,775	$2,653

Depreciation expense for the years ended December 31, 2022 and 2021 amounted to approximately $437,000 and $344,000, respectively.